Consolidated Statement of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net earnings (loss)	$ 796	$ 161	$ (425)
Depreciation and amortization	621	599	719
Gain on sale of assets and other	(3)	(32)	(54)
Accretion of provisions	48	49	32
Decommissioning and restoration costs settled	(37)	(35)	(18)
Deferred income tax expense (recovery)	34	127	(11)
Unrealized loss (gain) from risk management activities	(36)	385	(34)
Unrealized foreign exchange gain	(9)	(82)	(24)
Provisions and contract liabilities	(1)	19	(41)
Asset impairment charges	(48)	9	648
Equity income, net of distributions from investments	2	(4)	(5)
Other non-cash items	(27)	(3)	40
Cash flow from operations before changes in working capital	1,340	1,193	827
Change in non-cash operating working capital	124	(316)	174
Cash flow from operating activities	1,464	877	1,001
Investing activities
Additions to property, plant and equipment	(875)	(918)	(480)
Additions to intangibles assets	(13)	(31)	(9)
Restricted cash	1	0	(1)
Repayments (advances) in loan receivable	11	18
Repayments (advances) in Loan receivable			(3)
Acquisitions, net of cash acquired	0	(10)	(120)
Investments	(13)	(10)	0
Proceeds on sale of Pioneer Pipeline	0	0	128
Proceeds on sale of property, plant and equipment	29	66	39
Realized gain (loss) on financial instruments	18	27	(6)
Decrease in finance lease receivable	55	46	41
Other	(25)	45	(16)
Change in non-cash investing working capital balances	(2)	26	(45)
Cash flow used in investing activities	(814)	(741)	(472)
Financing activities
Net increase (decrease) in borrowings under credit facilities	(46)	449	(114)
Repayment of long-term debt	(164)	(621)	(92)
Issuance of long-term debt	39	532	173
Repurchase of common shares under NCIB	(87)	(52)	(4)
Proceeds on issuance of common shares	5	3	8
Realized gain (loss) on financial instruments	(30)	42	3
Acquisition of TransAlta Renewables	(811)	0	0
Distributions paid to subsidiaries' non-controlling interests	(223)	(187)	(156)
Decrease in lease liabilities	(10)	(9)	(8)
Financing fees and other	1	(13)	(4)
Change in non-cash financing working capital balances	3	(2)	(1)
Cash flow from (used in) financing activities	(1,432)	45	(282)
Cash flow from (used in) operating, investing and financing activities	(782)	181	247
Effect of translation on foreign currency cash	(4)	6	(3)
Increase (decrease) in cash and cash equivalents	(786)	187	244
Cash and cash equivalents, beginning of year	348	1,134	947
Cash and cash equivalents, end of year	348	1,134	947
Supplemental cash flow information
Cash taxes paid	94	67	57
Cash interest paid	277	229	220
Cash interest received	54	20	7
Common shares
Financing activities
Dividends paid	(58)	(54)	(48)
Preferred shares
Financing activities
Dividends paid	$ (51)	$ (43)	$ (39)